BORROWINGS - Maturities of principal on notes and bank loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Scheduled Debt Principal Repayments
Total borrowings	₽ 429,268	₽ 343,319
Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	255,193
Less: unamortized debt issuance costs	(244)
Less: interest	(46,794)
Total borrowings	208,155
Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	260,414
Less: interest	(38,374)
Add: debt modification	(909)
Less: subsidized interest rate effect	(18)
Total borrowings	221,113
2021 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	35,262
2021 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	25,244
2022 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	62,453
2022 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	52,944
2023 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	66,263
2023 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	39,457
2024 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	22,845
2024 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	36,005
2025 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	28,525
2025 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	91,692
Over 5 years | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	39,845
Over 5 years | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	₽ 15,072